UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               ---------------

Check here if Amendment [X]; Amendment Number:        1
                                                   -------
   This Amendment (Check only one.):    [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    The Carlyle Group L.P.
         ------------------------------
Address: 1001 Pennsylvania Avenue, NW
         ------------------------------
         Suite 220 S.
         ------------------------------
         Washington, DC  20004-2505
         ------------------------------

Form 13F File Number:  28- 15025
                           -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel A. D'Aniello
       ---------------------
Title: Managing Director
       ---------------------
Phone: 202-729-5626
       ---------------------

Signature, Place, and Date of Signing:
/s/ R. Rainey Hoffman as Attorney-
in-Fact for Daniel A. D'Aniello*          Washington, DC      November 19, 2012
--------------------------------------   -----------------   -------------------
             Signature                      City, State             Date

*Signed pursuant to a Power Of Attorney dated May 7, 2012, included as an exhibit to this Form 13F-HR filed with the Securities and Exchange Commission by The Carlyle Group L.P.

** The Carlyle Group L.P. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated row, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion, and related entities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
  Form 13F File Number      Name
  28-
     ----------------       -------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
                                               -------------------

Form 13F Information Table Entry Total:         34
                                               -------------------

Form 13F Information Table Value Total:         $14,237,300
                                               -------------------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File              Number Name

1      28-12429                   Carlyle Investment Management L.L.C.
--        ----------

2      28-15024                   CIM Global, L.L.C.
--        ----------


Explanatory Note:

The Carlyle Group L.P. is managed by its general partner, Carlyle Group Management L.L.C., which is in turn wholly-owned and controlled by Carlyle's senior professionals.

                                                    FORM 13-F INFORMATION TABLE

   COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                             TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                CLASS       CUSIP     (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS     SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Allison Transmission Hldgs  Com          01973R101  $1,323,124  75,348,750 SH  --  Shared-Defined  1               75,348,750
I

Atlas Resource Partners     Com Unt Ltd  04941A101    $207,453   7,683,442 SH  --  Shared-Defined  1                7,683,442
LP                          Pr

BankUnited  Inc             Com          06652K103    $323,544  13,721,131 SH  --  Shared-Defined  1               13,721,131

Booz Allen Hamilton Hldg    Cl A         099502106  $1,402,851  91,809,598 SH  --  Shared-Defined  1               91,809,598
Cor

Boston Private Finl Hldgs   Com          101119105     $69,261   7,756,022 SH  --  Shared-Defined  1                7,756,022
In

Central Pac Finl Corp       Com          154760409    $133,619   9,463,095 SH  --  Shared-Defined  1                9,463,095

China Recycling Energy Corp Com          168913101     $14,336  12,465,938 SH  --  Shared-Defined 1, 2             12,465,938

Cobalt Intl Energy Inc      Com          19075F106  $1,479,460  62,955,756 SH  --  Shared-Defined  1               62,955,756

Concord Med Svcs Hldgs Ltd  Sponsored    206277105     $25,562   8,724,233 SH  --  Shared-Defined 1, 2              8,724,233
                            ADR

Dunkin Brands Group Inc     Com          265504100    $420,411  12,242,614 SH  --  Shared-Defined  1               12,242,614

Enduro Rty Tr               Tr Unit      29269K100    $325,710  19,800,000 SH  --  Shared-Defined  1               19,800,000

F N B United Corp           Com          302519202     $64,045   4,930,313 SH  --  Shared-Defined  1                4,930,313

Fairpoint Communications    Com          305560302        $210      34,202 SH  --  Shared-Defined  1                   34,202
Inc

Freescale Semiconductor     SHS Old      G3727Q101  $2,010,403 196,136,895 SH  --  Shared-Other** 1, 2            196,136,895
Hldg

Hampton Roads Bankshares    Com          409321502     $28,767  26,391,440 SH  --  Shared-Defined  1               26,391,440
Inc

Hertz Global Holdings Inc   Com          42805T105     $75,516   5,899,719 SH  --  Shared-Defined 1, 2              5,899,719

Hertz Global Holdings Inc   Com          42805T105    $619,557  48,402,867 SH  --  Shared-Defined  1               48,402,867

Kinder Morgan Inc Del       Com          49456B101  $2,404,907  74,640,196 SH  --  Shared-Defined  1               74,640,196

Lear Corp                   Com          521865204     $13,580     359,926 SH  --  Shared-Defined  1                  359,926

Magnachip Semiconductor     Com          55933J203      $3,838     402,761 SH  --  Shared-Defined  1                  402,761
Corp

Nielsen Holdings N V        Com          N63218106    $223,162   8,511,137 SH  --  Shared-Defined 1, 2              8,511,137

Nielsen Holdings N V        Com          N63218106  $1,016,627  38,772,943 SH  --  Shared-Defined  1               38,772,943

Niska Gas Storage Partners  Unit Ltd     654678101    $205,776  16,992,245 SH  --  Shared-Defined  1               16,992,245
L                           Liabi

RTI Intl Metals Inc         Com          74973W107     $45,975   2,031,615 SH  --  Shared-Defined  1                2,031,615

Sandridge Energy Inc        Com          80007P307     343,671  51,370,888 SH  --  Shared-Defined  1               51,370,888

SS&C Technologies Hldgs Inc Com          78467J100    $711,745  28,469,799 SH  --  Shared-Defined  1               28,469,799

Superior Energy Svcs Inc    Com          868157108     $18,509     914,934 SH  --  Shared-Defined  1                  914,934

TRW Automotive Hldgs Corp   Com          87264S106      $3,720     101,200 SH  --  Shared-Defined  1                  101,200

Weatherford International   Reg Shs      H27013103     $12,630   1,000,000 SH  --  Shared-Defined  1                1,000,000
Lt

Wesco Aircraft Hldgs Inc    Com          950814103    $687,611  54,014,987 SH  --  Shared-Defined  1               54,014,987

Willbros Group Inc          Com          969203108      $6,461   1,000,141 SH  --  Shared-Defined  1                1,000,141

YRC Worldwide Inc           Note 10.000% 984249AB8      $3,504  11,304,367 SH  --  Shared-Defined  1               11,304,367
                            3/3

YRC Worldwide Inc           Note 10.000% 984249AC6      $9,195  16,718,923 SH  --  Shared-Defined  1               16,718,923
                            3/3

YRC Worldwide Inc           Com Par $.01 984249607      $2,560     363,642 SH  --  Shared-Defined  1                  363,642

                                LIST OF EXHIBITS


EXHIBIT NO.      DESCRIPTION
-----------      ------------

    99           Power of Attorney


                                       8